UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10467

Causeway Capital Management Trust

(Exact name of registrant as specified in charter)

11111 Santa Monica Boulevard, 15th Floor

Los Angeles, CA 90025

(Address of principal executive offices) (Zip code)

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-866-947-7000

Date of fiscal year end: September 30

Date of reporting period: April 1, 2016 to June 30, 2016

Item 1.	Schedule of Investments

SCHEDULE OF INVESTMENTS (000)*

June 30, 2016 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

COMMON STOCK
China — 1.6%
Baidu Inc. ADR[1]	10,000	$1,651

France — 4.0%
Sanofi-Aventis SA	24,354	2,023
Schneider Electric SE	36,748	2,144

		4,167

Hong Kong — 5.9%
China Merchants Holdings International Co. Ltd.	338,500	906
China Mobile Ltd.	271,500	3,137
CNOOC Ltd.	1,716,000	2,142

		6,185

Japan — 8.8%
East Japan Railway Co.	31,500	2,919
Hitachi Ltd.	533,000	2,233
KDDI Corp.	101,100	3,075
Komatsu Ltd.	59,000	1,025

		9,252

Netherlands — 2.8%
Akzo Nobel NV	47,151	2,929

South Korea — 4.8%
Samsung Electronics Co. Ltd.	2,129	2,652
SK Telecom Co. Ltd.	12,334	2,317

		4,969

Spain — 1.2%
CaixaBank SA	571,621	1,260

Switzerland — 8.3%
Novartis AG	36,958	3,051
Roche Holding AG	11,206	2,957
Zurich Insurance Group AG1	10,645	2,633

		8,641

United Kingdom — 17.9%
Aviva PLC	472,146	2,489
Barclays PLC	1,069,898	1,990
British American Tobacco PLC	46,332	3,004
GlaxoSmithKline PLC	72,566	1,558
Lloyds Banking Group PLC	1,908,049	1,382
Pagegroup PLC	111,648	443

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value

United Kingdom — (continued)
Royal Dutch Shell PLC, Class B	119,020	$3,288
SSE PLC	86,075	1,792
Travis Perkins PLC	49,384	974
Vodafone Group PLC	578,919	1,765

		18,685

United States — 38.5%
Advance Auto Parts Inc.	10,500	1,697
Allstate Corp.	28,600	2,000
Biogen Inc.[1]	7,700	1,862
Cabela’s Inc.[1]	19,957	999
Carnival Corp.	42,070	1,860
Citigroup Inc.	81,100	3,438
Eli Lilly & Co.	34,426	2,711
EMC Corp.	93,120	2,530
Halliburton Co.	26,700	1,209
Johnson & Johnson	12,750	1,547
Microsoft Corp.	59,283	3,034
Oracle Corp.	78,802	3,225
PDC Energy Inc.[1]	26,615	1,534
Prudential Financial Inc.	31,800	2,269
PVH Corp.	25,580	2,410
QUALCOMM Inc.	45,400	2,432
SM Energy Co.	33,787	912
SYNNEX Corp.	2,630	249
United Continental Holdings Inc.[1]	25,200	1,034
UnitedHealth Group Inc.	14,718	2,078
Wells Fargo & Co.	26,300	1,245

		40,275

Total Common Stock
(Cost $102,940) — 93.8%		98,014

PREFERRED STOCK
Germany — 3.0%
Volkswagen AG	25,510	3,090

Total Preferred Stock
(Cost $4,655) — 3.0%		3,090

SCHEDULE OF INVESTMENTS (000)* (continued)

June 30, 2016 (Unaudited)

Causeway Global Value Fund	Number of Shares	Value
SHORT-TERM INVESTMENT
Dreyfus Cash Management, Institutional Class, 0.310% **	2,333,089	$2,333

Total Short-Term Investment
(Cost $2,333) — 2.2%		2,333

Total Investments — 99.0%
(Cost $109,928) ‡		103,437

Other Assets in Excess of Liabilities — 1.0%		1,065

Net Assets — 100.0%		$104,502

*	Except for share data.
**	The rate reported is the 7-day effective yield as of June 30, 2016.
1	Non-income producing security.

ADR	American Depositary Receipt

‡	At June 30, 2016, the tax basis cost of the Fund’s investments was $109,928 and the unrealized appreciation and depreciation were $5,263 and $(11,754), respectively.

The table below sets forth information about the Level within the fair value hierarchy at which the Fund’s investments are measured at June 30, 2016:

Investments in Securities	Level 1	Level 2†	Level 3	Total
Common Stock
China	$1,651	$—	$—	$1,651
France	—	4,167	—	4,167
Hong Kong	—	6,185	—	6,185
Japan	—	9,252	—	9,252
Netherlands	—	2,929	—	2,929
South Korea	—	4,969	—	4,969
Spain	—	1,260	—	1,260
Switzerland	—	8,641	—	8,641
United Kingdom	—	18,685	—	18,685
United States	40,275	—	—	40,275

Total Common Stock	41,926	56,088	—	98,014

Preferred Stock	—	3,090	—	3,090

Short-Term Investment	2,333	—	—	2,333

Total Investments in Securities	$44,259	$59,178	$—	$103,437

†	Represents securities trading primarily outside the United States, the values of which were adjusted as a result of significant market movement following the close of local trading.

At June 30, 2016, relative to the Fund’s prior fiscal year end, there were no transfers between Level 1 and Level 2 investments in securities.

At June 30, 2016, there were no transfers into Level 3 investments in securities.

SCHEDULE OF INVESTMENTS (000) (concluded)

June 30, 2016 (Unaudited)

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

CCM-QH-003-1700

Item 2.	Controls and Procedures

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of the filing date of this report. Based on their evaluation, the certifying officers have concluded that such disclosure controls and procedures are adequately designed, and are operating effectively to ensure that information required to be disclosed by the registrant in the reports it files or submits under the Investment Company Act of 1940 and the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as such term is defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Causeway Capital Management Trust

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Turner Swan
Turner Swan, President

Date: August 29, 2016

By (Signature and Title)	/s/ Eric Kleinschmidt
Eric Kleinschmidt, Treasurer

Date: August 29, 2016